Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of the status of the stock options outstanding
A summary of the status of the options outstanding consisted of the following:

	Number of stock options outstanding	Weighted- average exercise price
Outstanding – January 1, 2019	19,500,000	$2.11
Granted	4,474,000	7.48
Exercised	(934,682)	1.37
Forfeited	(669,150)	2.88

Outstanding – December 31, 2019	22,370,168	$3.19

Granted	7,278,021	5.04
Exercised	(1,945,401)	2.12
Origin House replacement awards	629,275	4.24
Forfeited	(5,845,350)	2.77

Outstanding - December 31, 2020	22,486,713	$3.96

Exercisable - December 31, 2020	9,550,535	$3.25

Summary of stock options outstanding
The following table summarizes the stock options outstanding as of December 31, 2020:

Expiration date	Stock options outstanding	Exercise price 1	Stock options exercisable
October 2022	17,578	$3.13	17,578
April 2025	1,758	4.49	879
May 2025	3,516	6.01	2,636
June 2025	205,273	0.50 - 5.80	203,954
July 2025	3,515	5.43	2,637
September 2025	250,000	1.00	—
January - February 2026	75,000	1.00	75,000
May - June 2026	600,000	1.00	600,000
November - December 2026	17,500	1.00	17,500
January 2027	5,000	1.00	3,750
October 2027	200,000	1.00	200,000
November 2027	250,000	1.00 - 1.14	162,500
December 2027	328,120	1.14 - 4.17	265,620
March 2028	254,028	1.14	121,250
May - June 2028	610,000	2.25	235,000
July 2028	235,000	2.25 - 3.75	125,139
August 2028	403,120	3.75 - 6.31	240,620
September 2028	7,014,374	1.13 - 3.75	3,818,541
October - November 2028	1,788,750	3.75	868,750
December 2028	220,000	6.50	110,000
January 2029	149,876	6.67	149,876
February 2029	85,000	6.50	21,250
March 2029	272,000	11.25	68,000
June 2029	1,171,250	10.28	297,500
September 2029	1,186,250	5.90	293,750
December 2029	582,000	6.86	145,500
March 2030	597,000	2.99	—
May 2030	3,812,023	4.56	1,312,023
June 2030	885,000	4.11	—
July 2030	19,544	5.39	19,544
September 2030	555,000	6.00	—
December 2030	689,238	9.86 - 10.19	171,738

	22,486,713		9,550,535

Summary of fair value of stock options granted under the plan
The fair value of stock options granted under the Plan during the years ended December 31, 2020 and 2019, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2020	2019
Risk-free annual interest rate	0.54% - 1.79%	1.97% to 2.49%
Expected annual dividend yield	—	—
Expected stock price volatility	65% to 81%	77% to 88%
Expected life of stock options	5 to 7 years	5.5 to 7 years
Forfeiture rate	5% - 15%	0% to 3%
Fair value at grant date	$1.84 to $6.48	$3.88 to $8.26
Stock price at grant date	$2.99 to $10.19	$5.90 to $11.25
Exercise price range	$2.99 to $10.19	$5.90 to $11.25

Summary of outstanding RSUs
A summary of outstanding RSUs is provided below:

	Number of RSUs outstanding	Weighted average fair value
Outstanding - January 1, 2019	—	$—
Granted	404,215	8.58

Outstanding – December 31, 2019	404,215	$8.58

Granted	661,190	6.00
Origin House replacement awards	3,430,456	5.96
Vested and settled	(3,435,527)	5.23
Forfeited	(66,005)	8.91

Outstanding - December 31, 2020	994,329	$6.54

Liability classified as of December 31, 2020	2,210	$9.86